Cover	Apr. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity File Number	001-41034
Entity Registrant Name	OmniLit Acquisition Corp.
Entity Central Index Key	0001866816
Entity Tax Identification Number	87-0816957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	750-2820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001par value, and one-half of a redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001par value, and one-half of a redeemable warrant
Trading Symbol	OLITU
Security Exchange Name	NASDAQ
Class A common stock, included as part of the units
Title of 12(b) Security	Class A common stock, included as part of the units
Trading Symbol	OLIT
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	OLITW
Security Exchange Name	NASDAQ